LEASES (Tables)	3 Months Ended
Mar. 31, 2022
LEASES
Summary of information related to company's leases

Additional information related to the Company’s leases as of and for the three months ended March 31, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of March 31,
2022
Right of use asset	$53,393
Lease liabilities, current	10,670
Lease liabilities, non-current	52,969
Total lease liabilities	$63,639
Weighted average remaining lease term	6.9 years
Weighted average discount rate	5.6%
Cash paid for amounts included in lease liabilities	$3,852
Right of use assets obtained in exchange for lease obligations upon adoption	$54,738
Right of use asset obtained in exchange for lease obligation during three months ended March 31, 2022	$5,514

Schedule of maturities of lease liabilities

As of March 31,
Year ending December 31,	2022
2022 (remaining)	$10,543
2023	11,811
2024	12,205
2025	12,106
2026	6,679
Thereafter	24,918
Total undiscounted lease payments	78,262
Less: imputed interest	$(14,623)
Total lease liabilities	$63,639